Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2013
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

14.               Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2012 and 2013 (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Customer deposits on Wangyibao accounts	382,029	464,061
Accrued fixed assets related payables	5,410	9,449
Marketing expenses	94,609	158,298
Royalty and consulting fee payments due to Blizzard	84,982	53,867
Server custody fees and telecommunication charges	31,694	38,850
RSU payables (see Note 2(n))	75,639	119,851
Professional fees	8,109	10,517
Accrued revenue sharing	11,463	11,448
Content cost	22,342	23,827
Others	48,196	67,131
	764,473	957,299